Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Adaptiv Select ETF
Shareholder Report [Line Items]
Fund Name	Adaptiv™ Select ETF
Class Name	Adaptiv™ Select ETF
Trading Symbol	ADPV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Adaptiv™ Select ETF for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.adpvetf.com/investor-materials. You can also request this information by contacting us at 1-833-753-3825.
Additional Information Phone Number	1-833-753-3825
Additional Information Website	https://www.adpvetf.com/investor-materials
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adaptiv™ Select ETF	$124	1.00%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The last 12 months has been very strong for US equities, with major indices putting in bottoms late last October (2023) and rallying into year end. That trend did not disappear, and 2024 turned into one of the more strong years in recent memory, even with election anxiety on the forefront. Momentum strategies, like ADPV, have had very strong years. This was nice to see after a lackluster 2023, where just a handful of names pushed the indices higher and participation from individual stocks was not as strong. ADPV has been fully invested since 11/6/2023 and has seen a normal amount of turnover since then, with about 4-5 trades (1 buy/sell order) per month.
The Fund’s past performance is not a good predictor of how the fund will perform in the future. The Fund’s performance chart and industry tables below do not reflect the deduction or taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Top Contributors
↑	Palantir Technologies Inc. (PLTR)
↑	Vistra Corp. (VST)
↑	DraftKings Inc. (DKNG)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/03/2022)
Adaptiv™ Select ETF NAV	47.14	14.99
S&P 500 TR	38.02	25.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.adpvetf.com/investor-materials for more recent performance information. Visit https://www.adpvetf.com/investor-materials for more recent performance information.
Net Assets	$ 75,251,446
Holdings Count | $ / shares	26
Advisory Fees Paid, Amount	$ 598,238
Investment Company Portfolio Turnover	196.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$75,251,446
Number of Holdings	26
Net Advisory Fee	$598,238
Portfolio Turnover	196%
30-Day SEC Yield	1.79%
30-Day SEC Yield Unsubsidized	1.79%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
Palantir Technologies, Inc.	6.0%
Pilgrim’s Pride Corp.	5.7%
Amcor PLC	5.6%
AT&T, Inc.	5.3%
Huntington Bancshares Inc.	5.2%
Robinhood Markets, Inc.	4.7%
Virtu Financial, Inc.	4.6%
KeyCorp	4.5%
NU Holdings Ltd.	4.5%
AppLovin Corp.	4.0%

Industry	(% of net assets)
Application Software	10.0%
Investment Banking & Brokerage	9.2%
Diversified Banks	9.0%
Regional Banks	8.8%
Commercial & Residential Mortgage Finance	7.3%
Oil, Gas Storage & Transportation	6.8%
Packaged Foods & Meats	5.7%
Paper & Plastic Packaging Products & Materials	5.6%
Integrated Telecommunication Services	5.3%
Cash & Other	32.3%

Updated Prospectus Web Address	https://www.adpvetf.com/investor-materials